Inventory - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about Inventory [Abstract]
Inventory used in new product development	$ 32	$ 1,079	$ 358